Share Capital - Additional information (Details)	12 Months Ended
Dec. 31, 2023 shares vote
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	2,738,848
Issue of shares (in shares)	3
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	2,738,848
Issue of shares (in shares)	3
Voting rights, per share owned | vote	1
Deferred shares
Disclosure of classes of share capital [line items]
Voting rights, per share owned | vote	0